Supplier (Details) - BRL (R$) R$ in Thousands		Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Current portion		R$ 4,237,229	R$ 3,267,404
Trade Suppliers Related To Roaming [Member]
IfrsStatementLineItems [Line Items]
Current portion		4,237,229	3,267,404
Foreign Currency [Member]
IfrsStatementLineItems [Line Items]
Current portion		296,605	203,946
Foreign Currency [Member] | Current Installment [Member]
IfrsStatementLineItems [Line Items]
Current portion		4,237,229	3,267,404
Foreign Currency [Member] | Trade Suppliers Related To Roaming [Member]
IfrsStatementLineItems [Line Items]
Current portion	[1]	135,563	50,864
Foreign Currency [Member] | Trade Suppliers Related To Materials And Services 2 [Member]
IfrsStatementLineItems [Line Items]
Current portion	[2]	161,042	153,082
Local Currency [Member]
IfrsStatementLineItems [Line Items]
Current portion		3,940,624	3,063,458
Local Currency [Member] | Trade Suppliers Related To Materials And Services 1 [Member]
IfrsStatementLineItems [Line Items]
Current portion	[2]	3,842,435	2,966,897
Local Currency [Member] | Trade Suppliers Related To Interconnection [Member]
IfrsStatementLineItems [Line Items]
Current portion	[3]	67,724	65,464
Local Currency [Member] | Trade Suppliers Related To Roaming [Member]
IfrsStatementLineItems [Line Items]
Current portion	[1]	1,857	212
Local Currency [Member] | Trade Suppliers Related To Co Billing [Member]
IfrsStatementLineItems [Line Items]
Current portion	[4]	R$ 28,608	R$ 30,885

[1]	Refers to calls made when the customer is outside their registration area and is considered a visitor on the other network.
[2]	Represents the amount to be paid to suppliers in the acquisition of materials and in the provision of services applied to the tangible and intangible asset or for consumption in the operation, maintenance and administration, in accordance with the terms of the contract between the parties.
[3]	Refers to as the use of the network of other fixed and mobile operators such cases where calls are initiated on the TIM network and terminated on the other operators.
[4]	Refers to calls made by the customer when choosing another long-distance operator.